Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net
The major classes of property, plant and equipment consist of the following:

In thousands	December 31, 2014	December 28, 2013
Land	$54,919	$50,780
Buildings and land improvements	240,515	179,821
Machinery, equipment and other	755,590	569,157
Construction in progress	49,887	28,181
Subtotal	1,100,911	827,939
Less: Accumulated depreciation	(230,681)	(175,159)
Total	$870,230	$652,780

Depreciation expense was $101.8 million, $64.4 million and $58.1 million for the fiscal years ended December 31, 2014, December 28, 2013 and December 29, 2012, respectively.